STATEMENT OF CASH FLOWS	7 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (263,139)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in trust	2,521
Changes in operating assets and liabilities:
Prepaid expenses	(149,727)
Accrued expenses	146,558
Net cash used in operating activities	(268,460)
Interest earned on marketable securities held in trust	2,521
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(115,000,000)
Net cash used in investing activities	(115,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	112,700,000
Proceeds from sale of Private Placement Units	4,050,000
Repayment of promissory note - related party	(99,627)
Payment of offering costs	(372,750)
Net cash provided by financing activities	116,302,623
Net Change in Cash	1,034,163
Cash - End of period	1,034,163
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Initial classification of Class A common stock subject to possible redemption	107,276,620
Change in value of Class A common stock subject to possible redemption	(262,140)
Deferred underwriting fee payable	4,025,000
Payment of deferred offering costs through promissory note - related party	$ 99,627